GS Mortgage-Backed Securities Trust 2024-HE1 - ABS-15G/A

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)

Run Date - 5/6/2024 7:59:45 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	3,058	0.00%	3,060
City	0	3,059	0.00%	3,060
State	0	3,059	0.00%	3,060
Zip	0	3,059	0.00%	3,060
Borrower First Name	0	3,058	0.00%	3,060
Borrower Last Name	0	3,059	0.00%	3,060
Borrower SSN	0	3,057	0.00%	3,060
Original Loan Amount	0	32	0.00%	3,060
Original Interest Rate	0	3,028	0.00%	3,060
Representative FICO	1	3,030	0.03%	3,060
Property Type	1	3,030	0.03%	3,060
Occupancy	0	3,030	0.00%	3,060
Purpose	0	3,029	0.00%	3,060
Margin	0	3,027	0.00%	3,060
Refi Purpose	0	3,018	0.00%	3,060
Balloon Flag	0	3,028	0.00%	3,060
Original CLTV	1	3,030	0.03%	3,060
Original LTV	0	2	0.00%	3,060
Lender	0	3,028	0.00%	3,060
Product Description	0	3,028	0.00%	3,060
Has FTHB	0	1	0.00%	3,060
Investor: Qualifying Total Debt Ratio	2	3,030	0.07%	3,060
Escrow Account	0	1	0.00%	3,060
PITIA Reserves Months	0	3,028	0.00%	3,060
Line Limit	0	3,027	0.00%	3,060
Originator Loan Designation	0	3,027	0.00%	3,060
Note Date	0	2	0.00%	3,060
First Payment Date	0	31	0.00%	3,060
Original Term	0	2	0.00%	3,060
Maturity Date	0	31	0.00%	3,060
LTV Valuation Value	0	2	0.00%	3,060
MERS Min Number	1	29	3.45%	3,060
Coborrower First Name	0	9	0.00%	3,060
Coborrower Last Name	0	9	0.00%	3,060
Coborrower SSN	0	9	0.00%	3,060
Amortization Type	0	1	0.00%	3,060
Lien Position	0	1	0.00%	3,060
# of Units	0	1	0.00%	3,060
Originator Application Date	0	1	0.00%	3,060
Disbursement Date	0	1	0.00%	3,060
Total	6	66,992	0.01%	3,060